SCHEDULE OF SHARE BASED PAYMENT AWARD MODEL INPUTS OPTIONS GRANTED (Details) - $ / shares	Mar. 14, 2024	Mar. 13, 2024	Mar. 01, 2024	Nov. 24, 2023	Nov. 22, 2023	Nov. 20, 2023	Oct. 20, 2023	Sep. 20, 2023	Aug. 01, 2023	Jul. 26, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Grant date share price	$ 2.5	$ 1.46	$ 1.33	$ 1.65	$ 6.3	$ 1.71	$ 1.57	$ 5	$ 5	$ 1.53
Exercise share price	$ 2.5	$ 1.46	$ 1.33	$ 1.65	$ 6.3	$ 1.71	$ 1.57	$ 5	$ 5	$ 1.53
Vesting periods	25% over four years	33.3% over three years	50% over two years	25% over four years	Fully vested	25% over four years	33.3% over three years	100% in one year	25% each quarter	25% over four years
Risk free rate	3.20%	4.19%	4.18%	3.91%	3.16%	3.70%	4.31%	3.26%	1.47%	3.91%
Expected volatility	125.00%	91.00%	91.00%	72.00%	68.30%	72.00%	72.00%	81.80%	81.20%	68.80%
Option life	4 years	4 years	4 years	4 years	2 years	4 years	4 years	2 years	2 years	4 years